Schedule of property plant and equipment (Details) - Alps Life Science Inc [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Fixtures and fittings [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%	10.00%
Fixtures and fittings [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%	20.00%
Office equipment [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%	10.00%
Office equipment [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%	20.00%
Medical Equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%	20.00%
Computer equipment [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%	10.00%
Computer equipment [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%	20.00%
Renovation [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%	10.00%
Renovation [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%	20.00%
Laboratory [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%	10.00%
Aircraft [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%	10.00%
Aircraft [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%	20.00%
Mobile device [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%	10.00%
Mobile device [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%	20.00%
Laboratory Equipment [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%	10.00%
Laboratory Equipment [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%	20.00%
Machinery [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%	10.00%
Computer and ICT [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%	10.00%
Computer and ICT [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%	20.00%
Signboard [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%	20.00%
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%	20.00%